CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Schedule of Financial Assets Measured and Recognized at Fair Value on a Recurring Basis and Classified under the Appropriate Level of the Fair Value Hierarchy) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Long-term investments	$ 59,799	$ 74,588
Recurring [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Short-term investments	2,299
Long-term investments	48,200	53,971
Level 1 [Member] | Recurring [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Short-term investments	2,299
Long-term investments
Level 2 [Member] | Recurring [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Short-term investments
Long-term investments
Level 3 [Member] | Recurring [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Short-term investments
Long-term investments	$ 48,200	$ 53,971